Note 28 - Stock-based Compensation	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]

28.    Stock-based compensation

(a)	Restricted share units (RSU)

The Company’s Board of Directors has adopted an Equity Incentive Plan. The Equity Incentive Plan received majority shareholder approval in accordance with the policies of the TSXV at the annual and special meetings of the Company’s shareholders held on June 28, 2019, and was last amended, by a majority of votes in a shareholders’ meeting held on June 30, 2023. The Equity Incentive Plan is available to (i) the directors of the Company, (ii) the officers and employees of the Company and its subsidiaries and (iii) designated service providers who spend a significant amount of time and attention on the affairs and business of the Company or a subsidiary thereof (each, a “Participant”), all as selected by the Company’s Board of Directors or a committee appointed by the Company’s Board of Directors to administer the Equity Incentive Plan (the “Plan Administrators”).

Under the approved Equity Incentive Plan a total of 18,120,878 RSUs could be granted and converted into shares, out of which 15,583,713 RSUs have already been granted or issued. A total of 2,537,165 RSUs remain available for new grants. The exercise of RSUs is typically either milestones driven (e.g. commissioning of the Greentech plant or achievement of financial targets) or has calendar weighted vesting schedules.

There are no unvested RSUs eligible for Monte Carlo valuation based on company policies.

Number of RSUs
Balance, January 1st, 2023	6,092,666
Exercised (1)	(5,339,429)
Forfeited (2)	(1,384,003)
Granted (3) (4) (5) (6)	2,891,288
Previous written share understanding formally granted (7)	(896,862)
Balance, December 31, 2023	1,363,660
Exercised (8)	(1,207,808)
Forfeited (9)	(207,000)
Granted (10)	1,462,000
Previous written share understanding formally granted (11)	(1,027,000)
Balance, December 31, 2024	383,852

(1) Out of the total number of RSUs exercised in 2023, 2,500,000 RSUs are related to a package granted on September 8, 2021, to the CEO upon the achievement of a certain market capitalization targets. An additional 525,000 RSUs were exercised on December 29, 2023, by the CEO and Co-Chair related to the achievement of net zero carbon targets (“Net Zero Plan”). This package was granted on September 8, 2021, and the achievement of net zero carbon target was confirmed by the Board meeting held August 29, 2023.

(2) The amount includes 500,000 RSUs granted to a former director and related to the conclusion of the Net Zero Plan, given that such director left the Company before the successful execution of the plan. An additional 600,000 RSUs, originally granted to a former officer on July 20, 2022, were forfeited as he resigned as of September 29, 2023 before achieving the respective vesting.

(3) On June 29, 2023, the Compensation Committee (renamed as People & Governance Committee), delegated by the Board approved the grant of an additional package of 384,925 RSUs to former directors of the Company related to their 2022/2023-year mandate, being (i) 159,925 RSUs subject to time-based vesting, immediately vested; (ii) 60,000 RSUs subject to the achievement of a market capitalization of US$4 billion by the Company, immediately vested; (iii) 130,000 vested as a cessation of directorship compensation; (iv) and 35,000 subject to time-based vesting, to vest in June, 2024. In relation to such grant, 122,500 RSUs were exercised in 2023.

(4) On September 11, 2023, the Board approved the grant of 146,500 RSUs to the new independent directors of the Company for their 2023/2024-year mandate, as recommended by the Compensation Committee (renamed as People & Governance Committee). The 146,500 RSUs are broken down as follows: 60,000 RSUs for Directorship, 26,500 RSUs for Committee Chairmanship or Membership and 60,000 RSUs subject to certain performance metrics that have not been achieved on December 31, 2024.

(5) Out of the total amount of RSUs granted in 2023, 1,023,000 have been accounted as granted due to the existence of a written shared understanding between the awardee and the Company in relation to the packages to be submitted for formal approval by the Board and Compensation Committee (renamed as People & Governance Committee). For these packages, the Company valued the RSUs based on fair value as of December 31, 2024. Once a grant date under IFRS Accounting Standards has been established, the Company will revise the earlier estimate to reflect the approved grant date fair value.

(6) For the year ended December 31, 2024, the weighted average grant date fair value of RSUs amounted to $17.04 ($22.25 for the year ended December 31, 2023).

(7) Out of the total amount of RSUs granted in 2023, 896,862 were previously accounted as granted in 2022 due to the existence of a written shared understanding between the awardee and the Company in relation to the packages.

(8) 430,925 RSUs, out of the total amount of RSUs exercised in the year ended December 31,2024, are related to packages granted to former directors related to their 2022 / 2023 year mandate, and 136,500 RSUS exercised are related to packages granted to former and current directors related to their 2023/2024 year mandate.

(9) The amount includes 75,000 RSUs granted to former and current directors, related to the conclusion of a “Change in Control” (as defined in the Equity Incentive Plan) during their 2023 / 2024 year mandate, which did not happen. The remaining amount relates to packages granted to employees that have left the Company before the packages vested.

(10) The amount includes 162,000 RSUs granted to members of the Board of Directors. The remainder pertains to new retention packages awarded to employees and consultants of the Company.

(11) Out of the total amount of RSUs granted in 2024, 1,027,000 were previously accounted in 2023 as granted due to the existence of a written shared understanding between the awardee and the Company in relation to the same packages.

(b)	Stock options

On April 12, 2022, the Company entered into an investor relations agreement with a service provider, in which a total of 100,000 stock options were granted. The Board approved on April 22, 2024, the grant of stock options at a price of $20.58, equivalent to the fair value per share on April 11, 2022.

The following table reflects the stock options issued and outstanding as of December 31, 2024:

Exercise Expiry date	Weighted average remaining exercisable life (years)	Number of options	Grant date (exercisable) fair value
April 25, 2025	0.3	100,000	$20.58

(c)	Measurement of RSU and Stock Option Costs

The total stock-based compensation in shareholders’ equity in the period is shown below (non-cash item):

	2024	2023
Stock-based compensation expense	11,172	46,990
Property, plant and equipment	-	919
Deferred exploration and evaluation expenditure	1,743	16,421
Others	239	-
	13,154	64,330

Accounting Policy

Under the Company's equity incentive plan (the “Equity Incentive Plan”), selected participants are granted stock options (“Options”) and/or restricted share units (“RSUs”).

Each RSU represents the right to receive one common share upon completion of any applicable restricted period (vesting). RSUs are measured at fair value on the grant date. Such equity-settled share-based payment transactions are not remeasured after the grant date’s fair value has been determined. The RSU compensation expense is recognized on a straight-line basis over the vesting period using a graded amortization schedule, with a corresponding charge to share-based payment reserve capitalized as part of the cost of property, plant and equipment or deferred exploration and evaluation expenditure for those who are working directly on the project.

Compensation expense for RSUs incorporates an estimate for expected forfeiture rates based on historical forfeitures.

The fair value of share-based payments related to Options is measured at grant date and recognized over the period during which the options vest, at each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of shares issuable in respect of options that are expected to vest.

RSU’s payments that are subject to market-based conditions consider the market-based condition in the valuation on the grant date using a Monte Carlo simulation model. Compensation expense is not adjusted if the market condition is not met, so long as the requisite service is provided. Compensation expense is recognized over the vesting period which is based on the estimated date when the market-based condition will be achieved.

For RSU’s payments that are subject to performance-based conditions, vesting of the awards depends on meeting certain performance-based milestones. At each reporting date, the Company considers whether achievement of a milestone is probable and, if so, records compensation expense based on the portion of the service period elapsed to date with respect to that milestone, using a Monte Carlo simulation model, with a cumulative catch-up, net of estimated forfeitures. The Company will recognize the remaining compensation expense with respect to a milestone, if any, over the remaining estimated service period.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration are identified but cannot be reliably measured, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of the goods and services received.